INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax assets realization (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ (5,743,750)
2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(625,897)
2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(967,812)
2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,138,364)
2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,232,255)
After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,779,422)
Eletrobras
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(569,816)	R$ (650,523)
Eletrobras | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(189,939)
Eletrobras | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(189,939)
Eletrobras | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(189,938)
CGT Eletrosul
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	1,500,987	1,640,404
CGT Eletrosul | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	209,010
CGT Eletrosul | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	176,711
CGT Eletrosul | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	165,540
CGT Eletrosul | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	27,157
CGT Eletrosul | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	922,569
Furnas
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(4,135,512)	(3,044,121)
Furnas | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(597,571)
Furnas | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(908,112)
Furnas | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(998,503)
Furnas | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,056,357)
Furnas | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(574,969)
Chesf
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(670,192)	145,987
Chesf | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(4,005)
Chesf | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(4,005)
Chesf | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(13,292)
Chesf | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(13,407)
Chesf | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(635,483)
Eletropars
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(9,805)	(10,411)
Eletropars | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(3,268)
Eletropars | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(3,268)
Eletropars | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(3,269)
Eletronorte.
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(1,859,412)	R$ 282,503
Eletronorte. | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(40,124)
Eletronorte. | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(39,199)
Eletronorte. | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(98,902)
Eletronorte. | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	(189,648)
Eletronorte. | After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset (liability)	R$ (1,491,539)